Report of Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	£ 308,255
Financial assets, ending balance	284,041	£ 308,255
– assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	101
Financial assets, ending balance	2,406	101
Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	8,861
Financial assets, ending balance	12,226	8,861
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	8,861
Financial assets, ending balance	12,226	8,861
Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	8,138
Financial assets, ending balance	12,226	8,138
IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,732
Financial assets, ending balance	2,588	21,732
IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,573
Financial assets, ending balance	48,120	38,573
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	273,658
Financial assets, ending balance	237,469	273,658
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	73,494
Financial assets, ending balance	53,612	73,494
IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,573
Financial assets, ending balance	48,120	38,573
Stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Others	(770)	(1,640)
Stage 1 | Non-credit impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Others	(680)	(1,170)
Stage 1 | Non-credit impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Others	(100)	(470)
Stage 1 | Non-credit impaired | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	272,552
Financial assets, ending balance	237,371	272,552
Stage 1 | Non-credit impaired | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,427
Financial assets, ending balance	48,021	38,427
Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	981
Financial assets, ending balance	59	981
Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	146
Financial assets, ending balance	99	146
Lifetime expected credit losses | Stage 3 | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	125
Financial assets, ending balance	39	125
Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Gross carrying/nominal amount | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	101
Financial assets, ending balance	2,406	101
Gross carrying/nominal amount | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	492,696
Financial assets, ending balance	460,163	492,696
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	180,264	188,969
Net new and further lending/repayments	8,778	2,301
Assets written off	(257)	(248)
Credit-related modifications that resulted in derecognition	0	(94)
Foreign exchange	(5,344)	(2,678)
Others	6,572	(7,986)
Financial assets, ending balance	190,013	180,264
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	180,264
Financial assets, ending balance		180,264
Gross carrying/nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	273,728
Financial assets, ending balance	237,475	273,728
Gross carrying/nominal amount | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	37,427
Financial assets, ending balance	46,649	37,427
Gross carrying/nominal amount | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	90,951	90,869
Net new and further lending/repayments	3,267	1,936
Assets written off	(257)	(248)
Credit-related modifications that resulted in derecognition		(94)
Foreign exchange	(2,426)	(1,460)
Others	6,513	(52)
Financial assets, ending balance	98,048	90,951
Gross carrying/nominal amount | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	89,313	98,100
Net new and further lending/repayments	5,511	365
Foreign exchange	(2,918)	(1,218)
Others	59	(7,934)
Financial assets, ending balance	91,965	89,313
Gross carrying/nominal amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	364,679
Financial assets, ending balance	335,523	364,679
Gross carrying/nominal amount | IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,796
Financial assets, ending balance	2,591	21,796
Gross carrying/nominal amount | IFRS 9 | Financial assets at amortised cost | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,796
Financial assets, ending balance	2,591	21,796
Gross carrying/nominal amount | IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,596
Financial assets, ending balance	48,142	38,596
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	492,696
Financial assets, ending balance	460,163	492,696
Gross carrying/nominal amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	273,728
Financial assets, ending balance	237,475	273,728
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,704
Financial assets, ending balance	32,675	38,704
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	73,494
Financial assets, ending balance	53,612	73,494
Gross carrying/nominal amount | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,596
Financial assets, ending balance	48,142	38,596
Gross carrying/nominal amount | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Others		(1)
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	473,489
Financial assets, ending balance	447,226	473,489
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	162,228	168,371
Transfers of financial instruments	2,460	690
– transfers from stage 1 to stage 2	(7,440)	(14,106)
– transfers from stage 2 to stage 1	10,182	15,023
– transfers to stage 3	(390)	(247)
– transfers from stage 3	108	20
Net new and further lending/repayments	10,816	4,626
Foreign exchange	(4,916)	(2,398)
Others	6,588	(9,061)
Financial assets, ending balance	177,176	162,228
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	272,557
Financial assets, ending balance	237,375	272,557
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	80,612	80,347
Transfers of financial instruments	579	(98)
– transfers from stage 1 to stage 2	(3,332)	(7,192)
– transfers from stage 2 to stage 1	4,244	7,301
– transfers to stage 3	(365)	(226)
– transfers from stage 3	32	19
Net new and further lending/repayments	4,724	3,230
Foreign exchange	(2,143)	(1,264)
Others	6,529	(1,603)
Financial assets, ending balance	90,301	80,612
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	81,616	88,024
Transfers of financial instruments	1,881	788
– transfers from stage 1 to stage 2	(4,108)	(6,914)
– transfers from stage 2 to stage 1	5,938	7,722
– transfers to stage 3	(25)	(21)
– transfers from stage 3	76	1
Net new and further lending/repayments	6,092	1,396
Foreign exchange	(2,773)	(1,134)
Others	59	(7,458)
Financial assets, ending balance	86,875	81,616
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	272,557
Financial assets, ending balance	237,375	272,557
Gross carrying/nominal amount | Stage 1 | Non-credit impaired | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,436
Financial assets, ending balance	48,028	38,436
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	16,434
Financial assets, ending balance	10,553	16,434
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,445	18,059
Transfers of financial instruments	(3,223)	(1,336)
– transfers from stage 1 to stage 2	7,440	14,106
– transfers from stage 2 to stage 1	(10,182)	(15,023)
– transfers to stage 3	(649)	(551)
– transfers from stage 3	168	132
Net new and further lending/repayments	(1,409)	(1,916)
Foreign exchange	(345)	(231)
Others	26	869
Financial assets, ending balance	10,494	15,445
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	989
Financial assets, ending balance	59	989
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	7,997	8,230
Transfers of financial instruments	(1,402)	(500)
– transfers from stage 1 to stage 2	3,332	7,192
– transfers from stage 2 to stage 1	(4,244)	(7,301)
– transfers to stage 3	(571)	(465)
– transfers from stage 3	81	74
Net new and further lending/repayments	(799)	(923)
Foreign exchange	(209)	(148)
Others	26	1,338
Financial assets, ending balance	5,613	7,997
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	7,448	9,829
Transfers of financial instruments	(1,821)	(836)
– transfers from stage 1 to stage 2	4,108	6,914
– transfers from stage 2 to stage 1	(5,938)	(7,722)
– transfers to stage 3	(78)	(86)
– transfers from stage 3	87	58
Net new and further lending/repayments	(610)	(993)
Foreign exchange	(136)	(83)
Others		(469)
Financial assets, ending balance	4,881	7,448
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	989
Financial assets, ending balance	59	989
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	160
Financial assets, ending balance	114	160
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,738
Financial assets, ending balance	2,343	2,738
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,556	2,536
Transfers of financial instruments	763	646
– transfers to stage 3	1,039	798
– transfers from stage 3	(276)	(152)
Net new and further lending/repayments	(635)	(442)
Assets written off	(257)	(248)
Credit-related modifications that resulted in derecognition	0	(94)
Foreign exchange	(83)	(49)
Others	(42)	207
Financial assets, ending balance	2,302	2,556
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	182
Financial assets, ending balance	41	182
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,310	2,289
Transfers of financial instruments	823	598
– transfers to stage 3	936	691
– transfers from stage 3	(113)	(93)
Net new and further lending/repayments	(664)	(401)
Assets written off	(257)	(248)
Credit-related modifications that resulted in derecognition		(94)
Foreign exchange	(74)	(48)
Others	(42)	214
Financial assets, ending balance	2,096	2,310
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	246	247
Transfers of financial instruments	(60)	48
– transfers to stage 3	103	107
– transfers from stage 3	(163)	(59)
Net new and further lending/repayments	29	(41)
Foreign exchange	(9)	(1)
Others		(7)
Financial assets, ending balance	206	246
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	182
Financial assets, ending balance	41	182
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	35
Financial assets, ending balance	41	35
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	35	3
Net new and further lending/repayments	6	33
Others	0
Financial assets, ending balance	41	35
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	32	3
Net new and further lending/repayments	6	30
Others		(1)
Financial assets, ending balance	38	32
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	3	0
Net new and further lending/repayments		3
Financial assets, ending balance	3	3
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,217)
Financial assets, ending balance	(925)	(1,217)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(163)	(164)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,240)
Financial assets, ending balance	(947)	(1,240)
Total ECL income statement change for the period	(163)	(169)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,147)	(1,233)
Net remeasurement of ECL arising from transfer of stage	7	22
Net new and further lending/repayments	325	146
Changes to risk parameters – credit quality	(517)	(340)
Changes to models used for ECL calculation	16	15
Assets written off	255	246
Credit-related modifications that resulted in derecognition	0	75
Foreign exchange	28	21
Others	114	(99)
Financial assets, ending balance	(919)	(1,147)
Increase (decrease) in financial assets	(169)	(157)
Recoveries	2	5
Others	13	(12)
Total ECL income statement change for the period	(154)	(164)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,147)
Financial assets, ending balance		(1,147)
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(70)
Financial assets, ending balance	(6)	(70)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23)
Financial assets, ending balance	(22)	(23)
Total ECL income statement change for the period	(1)	2
Allowance for ECL | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,089)	(1,143)
Net remeasurement of ECL arising from transfer of stage	5	14
Net new and further lending/repayments	319	100
Changes to risk parameters – credit quality	(494)	(304)
Changes to models used for ECL calculation	3	6
Assets written off	255	246
Credit-related modifications that resulted in derecognition		75
Foreign exchange	27	19
Others	113	(102)
Financial assets, ending balance	(861)	(1,089)
Increase (decrease) in financial assets	(167)	(184)
Recoveries	2	5
Others	12	(20)
Total ECL income statement change for the period	153	199
Allowance for ECL | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(58)	(90)
Net remeasurement of ECL arising from transfer of stage	2	8
Net new and further lending/repayments	6	46
Changes to risk parameters – credit quality	(23)	(36)
Changes to models used for ECL calculation	13	9
Foreign exchange	1	2
Others	1	3
Financial assets, ending balance	(58)	(58)
Increase (decrease) in financial assets	(2)	27
Others	1	8
Total ECL income statement change for the period	1	(35)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,159)
Financial assets, ending balance	(867)	(1,159)
Allowance for ECL | IFRS 9 | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)
Financial assets, ending balance	(3)	(64)
Allowance for ECL | IFRS 9 | Financial assets at amortised cost | – assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)
Financial assets, ending balance	(3)	(64)
Allowance for ECL | IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23)
Financial assets, ending balance	(22)	(23)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,217)
Financial assets, ending balance	(925)	(1,217)
Total ECL income statement change for the period	(162)	(171)
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(70)
Financial assets, ending balance	(6)	(70)
Total ECL income statement change for the period	(6)	0
Allowance for ECL | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees not considered for IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(2)	(7)
Allowance for ECL | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23)
Financial assets, ending balance	(22)	(23)
Allowance for ECL | Stage 1 | Non-credit impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(96)
Financial assets, ending balance	(78)	(96)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(91)	(71)
Transfers of financial instruments	(42)	(56)
– transfers from stage 1 to stage 2	8	11
– transfers from stage 2 to stage 1	(48)	(66)
– transfers to stage 3	1
– transfers from stage 3	(3)	(1)
Net remeasurement of ECL arising from transfer of stage	29	48
Net new and further lending/repayments	7	(1)
Changes to risk parameters – credit quality	23	(1)
Changes to models used for ECL calculation	(1)	(3)
Foreign exchange	2	2
Others	(1)	(9)
Financial assets, ending balance	(74)	(91)
Increase (decrease) in financial assets	58	43
Allowance for ECL | Stage 1 | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5)
Financial assets, ending balance	(4)	(5)
Allowance for ECL | Stage 1 | Non-credit impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(76)	(55)
Transfers of financial instruments	(33)	(42)
– transfers from stage 1 to stage 2	7	10
– transfers from stage 2 to stage 1	(38)	(51)
– transfers to stage 3	1
– transfers from stage 3	(3)	(1)
Net remeasurement of ECL arising from transfer of stage	22	36
Net new and further lending/repayments	11	(9)
Changes to risk parameters – credit quality	21	1
Changes to models used for ECL calculation	(3)	2
Foreign exchange	2	1
Others	(2)	(10)
Financial assets, ending balance	(58)	(76)
Increase (decrease) in financial assets	51	30
Allowance for ECL | Stage 1 | Non-credit impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15)	(16)
Transfers of financial instruments	(9)	(14)
– transfers from stage 1 to stage 2	1	1
– transfers from stage 2 to stage 1	(10)	(15)
Net remeasurement of ECL arising from transfer of stage	7	12
Net new and further lending/repayments	(4)	8
Changes to risk parameters – credit quality	2	(2)
Changes to models used for ECL calculation	2	(5)
Foreign exchange		1
Others	1	1
Financial assets, ending balance	(16)	(15)
Increase (decrease) in financial assets	7	13
Allowance for ECL | Stage 1 | Non-credit impaired | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5)
Financial assets, ending balance	(4)	(5)
Allowance for ECL | Stage 1 | Non-credit impaired | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9)
Financial assets, ending balance	(7)	(9)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(155)
Financial assets, ending balance	(133)	(155)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(147)	(200)
Transfers of financial instruments	47	89
– transfers from stage 1 to stage 2	(8)	(11)
– transfers from stage 2 to stage 1	48	66
– transfers to stage 3	13	39
– transfers from stage 3	(6)	(5)
Net remeasurement of ECL arising from transfer of stage	(22)	(26)
Net new and further lending/repayments	3	22
Changes to risk parameters – credit quality	(31)	(28)
Changes to models used for ECL calculation	17	18
Foreign exchange	2	2
Others	(2)	(24)
Financial assets, ending balance	(133)	(147)
Increase (decrease) in financial assets	(33)	(14)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8)
Financial assets, ending balance	0	(8)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(125)	(166)
Transfers of financial instruments	38	78
– transfers from stage 1 to stage 2	(7)	(10)
– transfers from stage 2 to stage 1	38	51
– transfers to stage 3	13	39
– transfers from stage 3	(6)	(2)
Net remeasurement of ECL arising from transfer of stage	(17)	(22)
Net new and further lending/repayments	7	15
Changes to risk parameters – credit quality	(17)	(10)
Changes to models used for ECL calculation	6	4
Foreign exchange	2	1
Others	(2)	(25)
Financial assets, ending balance	(108)	(125)
Increase (decrease) in financial assets	(21)	(13)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)	(34)
Transfers of financial instruments	9	11
– transfers from stage 1 to stage 2	(1)	(1)
– transfers from stage 2 to stage 1	10	15
– transfers from stage 3		(3)
Net remeasurement of ECL arising from transfer of stage	(5)	(4)
Net new and further lending/repayments	(4)	7
Changes to risk parameters – credit quality	(14)	(18)
Changes to models used for ECL calculation	11	14
Foreign exchange		1
Others		1
Financial assets, ending balance	(25)	(22)
Increase (decrease) in financial assets	(12)	(1)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8)
Financial assets, ending balance	0	(8)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(14)
Financial assets, ending balance	(15)	(14)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(960)
Financial assets, ending balance	(696)	(960)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(903)	(962)
Transfers of financial instruments	(5)	(33)
– transfers to stage 3	(14)	(39)
– transfers from stage 3	9	6
Net new and further lending/repayments	322	125
Changes to risk parameters – credit quality	(504)	(305)
Assets written off	255	246
Credit-related modifications that resulted in derecognition	0	75
Foreign exchange	24	17
Others	117	(66)
Financial assets, ending balance	(694)	(903)
Increase (decrease) in financial assets	(182)	(180)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(57)
Financial assets, ending balance	(2)	(57)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(882)	(922)
Transfers of financial instruments	(5)	(36)
– transfers to stage 3	(14)	(39)
– transfers from stage 3	9	3
Net new and further lending/repayments	308	94
Changes to risk parameters – credit quality	(493)	(289)
Assets written off	255	246
Credit-related modifications that resulted in derecognition		75
Foreign exchange	23	17
Others	117	(67)
Financial assets, ending balance	(677)	(882)
Increase (decrease) in financial assets	(185)	(195)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(21)	(40)
Transfers of financial instruments		3
– transfers from stage 3		3
Net new and further lending/repayments	14	31
Changes to risk parameters – credit quality	(11)	(16)
Foreign exchange	1
Others		1
Financial assets, ending balance	(17)	(21)
Increase (decrease) in financial assets	3	15
Allowance for ECL | Lifetime expected credit losses | Stage 3 | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(57)
Financial assets, ending balance	(2)	(57)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)
Financial assets, ending balance	(18)	(6)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)	0
Net new and further lending/repayments	(7)
Changes to risk parameters – credit quality	(5)	(6)
Financial assets, ending balance	(18)	(6)
Increase (decrease) in financial assets	(12)	(6)
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)	0
Net new and further lending/repayments	(7)
Changes to risk parameters – credit quality	(5)	(6)
Financial assets, ending balance	(18)	(6)
Increase (decrease) in financial assets	(12)	(6)
Allowance for ECL | Lifetime expected credit losses | POCI | Loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0	0
Financial assets, ending balance	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	£ 0	£ 0